Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Shares of Common Stock Available for Future Issuance on an as if Converted Basis
The Company has the following shares of common stock available for future issuance on an as-if
converted basis:

	September 30,	December 31,
	2021	2020
	(Unaudited)
Redeemable convertible preferred stock	36,064,095	29,496,153
Common stock options outstanding	3,697,392	3,718,568
Shares reserved for issuance under the Share Incentive Plan	491,003	3,418

	40,252,490	33,218,139

The Company has the following shares of common stock available for future issuance on an as-if
converted basis:

	December 31,
	2020	2019
Redeemable convertible preferred stock	29,496,153	29,496,153
Common stock options outstanding	1,157,796	903,700
Shares reserved for issuance under the 2018 Plan	2,564,190	2,818,286

	33,218,139	33,218,139